Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property, plant and equipment, stated at cost, consist of the following at June 30, 2014 and December 31, 2013 (in thousands):
	June 30, 2014	December 31, 2013
Office furniture and equipment	$788	$788
Accumulated depreciation	(731)	(717)
Property, plant and equipment, net	$57	$71

Property, plant and equipment, stated at cost, consist of the following at December 31, 2013 and 2012 (in thousands):

	December 31,
	2013	2012
Office furniture and equipment	$788	$797
Accumulated depreciation	(717)	(691)
Property, plant and equipment, net	$71	$106